Treasury Stock - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Treasury Stock, Shares [Abstract]
Retirement shares of common stock held in treasury	0	1,200,000
Adjustments to additional paid in capital treasury tock Shares Retired		$ 127